Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond ETF
May 31, 2022
LDB-NPRT3-0722
1.9904954.100

Schedule of Investments May 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 70.4%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 1.0%
Diversified Telecommunication Services – 0.5%
AT&T, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.640% 1.191% 3/25/24 (b)(c)		$ 25,000	$ 24,903
Media – 0.5%
Discovery Communications LLC 2.95% 3/20/23		25,000	24,964
TOTAL COMMUNICATION SERVICES	49,867
CONSUMER DISCRETIONARY – 4.5%
Automobiles – 2.0%
American Honda Finance Corp. 0.40% 10/21/22		50,000	49,741
General Motors Financial Co., Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.760% 1.183% 3/8/24 (b)(c)		50,000	49,133
			98,874
Hotels, Restaurants & Leisure – 0.5%
Starbucks Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.420% 1.202% 2/14/24 (b)(c)		25,000	25,007
Specialty Retail – 2.0%
AutoZone, Inc. 3.125% 7/15/23		25,000	25,078
The Home Depot, Inc. 2.70% 4/1/23		75,000	75,244
			100,322
TOTAL CONSUMER DISCRETIONARY	224,203
CONSUMER STAPLES – 0.5%
Food Products – 0.5%
Conagra Brands, Inc. 3.20% 1/25/23		25,000	25,083
ENERGY – 3.5%
Oil, Gas & Consumable Fuels – 3.5%
Canadian Natural Resources Ltd. 2.95% 1/15/23		25,000	25,039
Chevron Corp. 1.141% 5/11/23		50,000	49,411
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.400% 1.182% 2/17/23 (b)(c)		50,000	49,892

		Principal Amount(a)	Value

MPLX LP 3.375% 3/15/23		$ 50,000	$ 50,219
TOTAL ENERGY	174,561
FINANCIALS – 38.9%
Banks – 14.5%
Bank of Nova Scotia U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.380% 1.119% 7/31/24 (b)(c)		50,000	49,506
Canadian Imperial Bank of Commerce U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.800% 1.319% 3/17/23 (b)(c)		75,000	75,093
Fifth Third Bancorp 1.625% 5/5/23		25,000	24,821
JPMorgan Chase & Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.580% 1.075% 3/16/24 (b)(c)		75,000	74,677
3 month U.S. LIBOR + 1.230% 2.414% 10/24/23 (b)(c)		75,000	75,165
Mitsubishi UFJ Financial Group, Inc. 3 month U.S. LIBOR + 0.740% 1.244% 3/2/23 (b)(c)		75,000	75,198
Royal Bank of Canada:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 0.959% 10/7/24 Series MTN (b)(c)		50,000	49,579
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 1.099% 7/29/24 (b)(c)		50,000	49,570
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 1.161% 10/26/23 (b)(c)		50,000	49,922
The Toronto-Dominion Bank:
0.75% 6/12/23		50,000	49,106
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.355% 0.755% 3/4/24 (b)(c)		50,000	49,696
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 1.207% 1/27/23 (b)(c)		50,000	50,000
Wells Fargo & Co. 1.654% 6/2/24 (c)		50,000	49,337
			721,670
Capital Markets – 4.5%
Goldman Sachs Group, Inc. 3.20% 2/23/23		75,000	75,333

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Capital Markets – continued
Morgan Stanley 3 month U.S. LIBOR + 1.400% 2.584% 10/24/23 (b)(c)	$ 75,000	$75,212
The Bank of New York Mellon Corp. 2.95% 1/29/23	75,000	75,299
		225,844
Consumer Finance – 5.0%
Air Lease Corp. 2.75% 1/15/23	50,000	49,911
American Express Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.230% 0.981% 11/3/23 (b)(c)	50,000	49,606
3.40% 2/27/23	75,000	75,597
Capital One Financial Corp.:
2.60% 5/11/23	25,000	25,006
3.20% 1/30/23	25,000	25,137
Toyota Motor Credit Corp. 2.90% 3/30/23	25,000	25,064
		250,321
Diversified Financial Services – 10.9%
Bank of America Corp. 3.30% 1/11/23	75,000	75,514
Bank of Nova Scotia:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.280% 0.82% 6/23/23 (b)(c)	50,000	49,892
1.95% 2/1/23	50,000	49,826
BNP Paribas S.A. 3.25% 3/3/23	50,000	50,205
Capital One Financial Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.350% 2.135% 5/9/25 (b)(c)	15,000	15,008
Citigroup, Inc. 3.375% 3/1/23	50,000	50,294
Mitsubishi UFJ Financial Group, Inc. 3.455% 3/2/23	75,000	75,498
Moody's Corp. 2.625% 1/15/23	25,000	25,011
Morgan Stanley 3.125% 1/23/23	75,000	75,448
The Goldman Sachs Group, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.390% 1.868% 3/15/24 (b)(c)	75,000	75,453
		542,149

		Principal Amount(a)	Value

Insurance – 3.0%
Equitable Financial Life Global Funding U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.390% 1.009% 4/6/23 (b)(c)(d)		$ 75,000	$ 74,865
Equitable Holdings, Inc. 3.90% 4/20/23		25,000	25,203
Marsh & McLennan Cos, Inc. 3.30% 3/14/23		50,000	50,248
			150,316
REITs - Diversified – 1.0%
ERP Operating LP 3.00% 4/15/23		50,000	50,069
TOTAL FINANCIALS	1,940,369
HEALTH CARE – 4.5%
Health Care Providers & Services – 2.5%
Anthem, Inc. 0.45% 3/15/23		25,000	24,524
Humana, Inc. 2.90% 12/15/22		25,000	25,059
UnitedHealth Group, Inc. 2.875% 3/15/23		75,000	75,419
			125,002
Pharmaceuticals – 2.0%
AbbVie, Inc. 2.85% 5/14/23		25,000	25,071
Bristol-Myers Squibb Co. 3.25% 2/20/23		75,000	75,825
			100,896
TOTAL HEALTH CARE	225,898
INDUSTRIALS – 3.0%
Machinery – 3.0%
Caterpillar Financial Services Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.270% 0.73% 9/13/24 (b)(c)		75,000	74,548
John Deere Capital Corp. 2.70% 1/6/23		75,000	75,087
TOTAL INDUSTRIALS	149,635
INFORMATION TECHNOLOGY – 2.5%
Semiconductors & Semiconductor Equipment – 1.0%
Analog Devices, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 0.837% 10/1/24 (b)(c)		50,000	49,604
Software – 1.0%
Microsoft Corp. 2.375% 5/1/23		50,000	50,081
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – 0.5%
Dell International LLC / EMC Corp. 5.45% 6/15/23		$ 25,000	$ 25,493
TOTAL INFORMATION TECHNOLOGY	125,178
MATERIALS – 0.5%
Chemicals – 0.5%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (d)		25,000	24,872
REAL ESTATE – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Simon Property Group LP U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.430% 1.06% 1/11/24 (b)(c)		75,000	74,492
UTILITIES – 10.0%
Electric Utilities – 1.0%
Duke Energy Corp. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 0.697% 6/10/23 (b)(c)		25,000	24,910
The Southern Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.370% 1.152% 5/10/23 (b)(c)		25,000	24,890
			49,800
Multi-Utilities – 9.0%
Duke Energy Carolinas LLC 3.05% 3/15/23		75,000	75,426
Eversource Energy U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX+ 0.250% 1.032% 8/15/23 (b)(c)		50,000	49,873
Mississippi Power Co. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.300% 0.856% 6/28/24 (b)(c)		50,000	49,420
NextEra Energy Capital Holdings, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 1.151% 11/3/23 (b)(c)		50,000	49,677
Southern California Edison Co.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.470% 1.251% 12/2/22 (b)(c)		50,000	49,954
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 1.417% 4/1/24 (b)(c)		75,000	74,741

		Principal Amount(a)	Value

Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 1.153% 9/14/23 (b)(c)		$ 50,000	$49,748
Virginia Electric & Power Co. 2.75% 3/15/23		50,000	50,104
			448,943
TOTAL UTILITIES	498,743
TOTAL NONCONVERTIBLE BONDS (Cost $3,519,556)	3,512,901
U.S. Treasury Obligations – 24.0%

U.S. Treasury Bill:
0.78% 7/14/22 (e)		600,000	599,403
1.26% 10/13/22 (e)		200,000	199,031
U.S. Treasury Notes 1.875% 8/31/22		400,000	400,697
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,199,269)	1,199,131
Asset-Backed Securities – 1.2%

BMW Vehicle Owner Trust 2022-A 1.30% 12/26/24		23,000	22,971
CarMax Auto Owner Trust 2022-2 0.999% 5/15/25		8,000	7,974
Ford Credit Auto Lease Trust 2022-A 0.999% 10/15/24		8,000	7,973
GM Financial Automobile Leasing Trust 2022-2 2.93% 10/21/24		10,000	9,983
World Omni Auto Receivables Trust 2022-B 1.00% 10/15/25		11,000	10,996
TOTAL ASSET-BACKED SECURITIES (Cost $60,000)	59,897

Money Market Fund – 4.4%
		Shares
Fidelity Cash Central Fund, 0.82% (f) (Cost $221,966)		221,922	221,966
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $5,000,791)	4,993,895
NET OTHER ASSETS (LIABILITIES) – (0.0%)	(863)
NET ASSETS – 100.0%	$ 4,993,032

Quarterly Report	4

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,737 or 2.0% of net assets.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.82%	$—	$1,159,997	$938,031	$315	$—	$—	$221,966	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.
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Quarterly Report	6